Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
SALES	$ 43,474	$ 4,099	$ 28,819	$ 0	$ 28,819	$ 72,293
COST OF GOODS SOLD	16,399	1,540	12,034	0	12,034	28,433
GROSS MARGIN	27,075	2,559	16,785	0	16,785	43,860
OPERATING EXPENSES
Selling expense	23,911	17,446	58,299	33,224	91,523	115,434
Salaries and wages	59,000	54,000	1,461,101	61,500	1,522,601	1,581,601
Consulting fees	21,745	18,000	72,000	18,000	90,000	111,745
General and administrative	8,525	741	45,553	16,321	61,874	70,399
Total Operating Expenses	113,181	90,187	1,636,953	129,045	1,765,998	1,879,179
LOSS FROM OPERATIONS	(86,106)	(87,628)	(1,620,168)	(129,045)	(1,749,213)	(1,835,319)
OTHER (INCOME) EXPENSE
Interest expense	820	890	4,159	1,025	5,184	6,004
Total Other (Income) Expense	820	890	4,159	1,025	5,184	6,004
LOSS BEFORE INCOME TAX PROVISION	(86,926)	(88,518)	(1,624,327)	(130,070)	(1,754,397)	(1,841,323)
Income tax provision	0	0	0	0	0	0
NET LOSS	$ (86,926)	$ (88,518)	$ (1,624,327)	$ (130,070)	$ (1,754,397)	$ (1,841,323)
Net Loss per Common Share
- Basic and diluted (in dollars per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
- Basic and diluted (in shares)	67,114,160	15,268,589	66,209,841	15,268,589